INVESTMENTS IN TRADING SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Investments [Table Text Block]
	December 31,	December 31,	December 31,
	2016	2015	2014
Investments in trading securities at cost	$511,672	$651,580	$710,297
Unrealized gains (losses)	(263,080)	(550,366)	(629,285)
Investments in trading securities at fair market value	$248,592	$101,214	$81,012